UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment           [_]; Amendment Number:

This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cooper Creek Partners Management LLC
Address:  60 East 42nd Street, Suite 2508
          New York, NY 10165


13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John McCleary
Title:   CFO
Phone:   646-291-2852


Signature, Place and Date of Signing:


/s/ John McCleary             New York, NY                February 14, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X]      13F HOLDINGS REPORT.

[_]      13F NOTICE.

[_]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    28

Form 13F Information Table Value Total:    $59,787
                                          (thousands)


List of Other Included Managers:

No.        Form 13F File Number                 Name

None


								VALUE	 SHRS OR  	SH/	PUT/	INVESTMENT 	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP 		(X$1000) PRN AMT 	PRN	CALL 	DISCRETION	MANAGERS 	SOLE	 SHARED 	NONE

AEROPOSTALE INC			COM		007865108	651 	50000		SH	PUT	SOLE		NONE		50000
CAL DIVE INTERNATIONAL INC	COM		12802T101	1237	715038		SH		SOLE		NONE		715038
CARIBOU COFFEE CO INC		COM		142042209	672	41517		SH		SOLE		NONE		41517
CHRISTOPHER & BANKS CORP	COM		171046105	2921	535978		SH		SOLE		NONE		535978
CITI TRENDS INC			COM		17306X102	1741	126499		SH		SOLE		NONE		126499
COLDWATER CREEK INC		COM		193068202	1424	296076		SH		SOLE		NONE		296076
CONN'S INC			COM		208242107	1579	51500		SH		SOLE		NONE		51500
CONSOLIDATED GRAPHICS INC	COM		209341106	1602	45883		SH		SOLE		NONE		45883
CROCS INC			COM		227046109	2030	141073		SH		SOLE		NONE		141073
DOLE FOOD CO INC		COM		256603101	2019	176000		SH		SOLE		NONE		176000
EDGEN GROUP INC			COM		28014Q107	1816	257266		SH		SOLE		NONE		257266
FIFTH & PACIFIC COS INC		COM		316645100	3360	269913		SH		SOLE		NONE		269913
G-III APPAREL GROUP LTD	 	COM		36237H101	2484	72578		SH		SOLE		NONE		72578
GREEN PLAINS RENEWABLE ENERG	COM		393222104	2843	359474		SH		SOLE		NONE		359474
GREENBRIER COMPANIES INC	COM		393657101	1527	94439		SH		SOLE		NONE		94439
HEADWATERS INC			COM		42210P102	1284	150000		SH		SOLE		NONE		150000
LONE PINE RESOURCES INC		COM		54222A106	1462	1188731		SH		SOLE		NONE		1188731
LORAL SPACE & COMMUNICATIONS	COM		543881106	720	13167		SH		SOLE		NONE		13167
MOTORCAR PARTS OF AMERICA IN	COM		620071100	2946	448475		SH		SOLE		NONE		448475
NORTH AMERICAN ENERGY PARTNE	COM		656844107	4049	1190933		SH		SOLE		NONE		1190933
NORTHWEST PIPE CO		COM		667746101	3090	129502		SH		SOLE		NONE		129502
ROUSE PROPERTIES INC		COM		779287101	3136	185333		SH		SOLE		NONE		185333
SEMGROUP CORP-CLASS A		COM		81663A105	2167	55457		SH		SOLE		NONE		55457
TAKE-TWO INTERACTIVE SOFTWRE	COM		874054109	3538	321335		SH		SOLE		NONE		321335
UNITED STATES STEEL CORP	COM		912909108	953	39950		SH		SOLE		NONE		39950
VONAGE HOLDINGS CORP		COM		92886T201	3062	1292039		SH		SOLE		NONE		1292039
WALGREEN CO			COM		931422109	2513	67900		SH		SOLE		NONE		67900
WALGREEN CO			COM		931422109	2961	80000		SH	CALL	SOLE		NONE		80000
